Mortgage Notes and Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest paid on mortgage notes and revolving credit facility	$ 67.3	$ 17.4